UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2011
                                                   ------------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
         -----------------------
         London SW1A 1LD
         -----------------------
         England
         -----------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:   David Mills
        --------------------
Title:  Head of Compliance
        --------------------
Phone:  +44(20) 7659-4250
        --------------------

Signature, Place, and Date of Signing:

/s/David Mills
--------------
[Signature]

London, England
---------------
[City, State]

October 12, 2011
----------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     14
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Form 13F Information Table Value Total:

$ 1,362,130 (thousands)
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


                           FORM 13F INFORMATION TABLE

                                              VALUE                            PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
                       TITLE                 --------                          ----  ----------  --------    --------------------
NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)  SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS      SOLE     SHARED  NONE
-------------------   --------  -----------  --------  --------------  ------  ----  ----------  --------    ---------  ------  ----
APACHE CORP           COM       037411 10 5   53,974     672,661       SH            SOLE                      672,661
BUNGE LIMITED         COM       G16962 10 5   77,212   1,324,626       SH            SOLE                    1,324,626
CLEARWIRE CORP NEW    CL A      18538Q 10 5    3,139   1,347,404       SH            SOLE                    1,347,404
EXELON CORP           COM       30161N 10 1   83,997   1,971,305       SH            SOLE                    1,971,305
HUMAN GENOME SCI      COM       444903 10 8   99,795   7,864,092       SH            SOLE                    7,864,092
INTEL CORP            COM       458140 10 0  153,234   7,182,275       SH            SOLE                    7,182,275
LENNAR CORP           CL A      526057 10 4  109,178   8,063,350       SH            SOLE                    8,063,350
MCKESSON CORP         COM       58155Q 10 3  118,261   1,618,359       SH            SOLE                    1,618,359
NEWS CORP LTD         CL B      65248E 20 3  134,352   8,520,343       SH            SOLE                    8,520,343
PEPSICO INC           COM       713448 10 8  119,780   1,935,059       SH            SOLE                    1,935,059
PFIZER INC            COM       717081 10 3  119,392   6,752,947       SH            SOLE                    6,752,947
ST JOE CO             COM       790148 10 0   75,845   5,059,692       SH            SOLE                    5,059,692
TRANSOCEAN LTD        REG SHS   H8817H 10 0   88,441   1,852,560       SH            SOLE                    1,852,560
YUM BRANDS INC        COM       988498 10 1  125,530   2,541,604       SH            SOLE                    2,541,604
